Equity (Narrative) (Details)								1 Months Ended								12 Months Ended
	Jan. 12, 2024 Share $ / shares	Jan. 05, 2024 Share $ / shares	Jul. 06, 2023 Share $ / shares	May 10, 2023 USD ($)	Jan. 11, 2023 Share $ / shares	Dec. 09, 2022 Share $ / shares	Jan. 12, 2022 $ / shares	Feb. 02, 2024 shares	Dec. 28, 2023 CAD ($) $ / shares shares	Nov. 29, 2023 shares	Aug. 17, 2023 USD ($)	Aug. 26, 2022 Share $ / shares	May 24, 2022	Dec. 01, 2021 $ / shares shares	Nov. 30, 2021 CAD ($) $ / shares shares	Mar. 31, 2024 CAD ($) Share $ / shares shares	Mar. 31, 2024 USD ($) Share shares	Mar. 31, 2023 CAD ($) Share $ / shares shares	Mar. 31, 2023 USD ($) Share shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Consolidation results, description													on the basis of five (5) pre-Consolidation Common Shares for one (1) post-Consolidation Common Shares.
Number of common shares issued for options exercised | shares																22,500	22,500
Number of share options exercised in share-based payment arrangement | Share																22,500	22,500
Value of common shares issued for options exercised																$ 127	$ 96
Proceeds from exercise of options																	$ 96,000		$ 0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares																$ 5.66
Number of common shares issued in ATM Equity Program | shares																		1,306,476	1,306,476
Proceeds from common shares issued in ATM Equity Program																		$ 5,235,413	$ 3,941,736
Average price per ATM Share | $ / shares																		$ 4.01
Cash commission paid in Equity Distribution Agreement																			$ 119,983
Number of common shares issued in assets acquisition | shares										345,566
Number of common shares issued in 2023 Special Warrants | shares								5,750,000
Shares reserved for issuance under stock option plan, maximum percentage of total issued and outstanding shares																10.00%	10.00%
Maximum percentage of yearly shares issuable to any one optionee under stock option plan																5.00%	5.00%
Maximum term of options granted																10 years	10 years
Description of vesting requirements																Options granted to consultants performing investor relations activities shall vest over a minimum of 12 months with no more than a quarter of such options vesting in any 3-month period. All other options vest at the discretion of the Board of Directors.	Options granted to consultants performing investor relations activities shall vest over a minimum of 12 months with no more than a quarter of such options vesting in any 3-month period. All other options vest at the discretion of the Board of Directors.
Number of stock options granted | Share																620,000	620,000	415,200	415,200
Weighted average exercise price, granted | $ / shares																$ 6.86		$ 5.66
Share-based compensation																	$ 7,249,000		$ 8,378,000
Amount reallocated from reserves to share capital in connection with exercise of stock options																	$ 100,000
May 2023 Equity Distribution Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in ATM Equity Program | shares																1,374,700	1,374,700
Proceeds from common shares issued in ATM Equity Program				$ 100,000,000												$ 9,000,000	$ 6,800,000
Average price per ATM Share | $ / shares																$ 6.55
Cash commission paid in Equity Distribution Agreement																	200,000
Fees for share issue costs																	$ 162
August 2023 Equity Distribution Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in ATM Equity Program | shares																13,612,024	13,612,024
Proceeds from common shares issued in ATM Equity Program											$ 90,000,000					$ 71,000,000	$ 52,700,000
Average price per ATM Share | $ / shares																$ 5.22
Cash commission paid in Equity Distribution Agreement																	1,600,000
Fees for share issue costs																	316
2023 Special Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Description Of Warrant Is Exercise								On February 2, 2024 the 2023 Special Warrants were deemed exercised into one unit of the Company comprised of one common share of the Company and one-half of one common share purchase warrant.
Stock option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options granted | Share			620,000									415,200
Weighted average exercise price, granted | $ / shares			$ 6.86									$ 5.66
Share-based compensation																	$ 3,800,000		$ 3,200,000
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued pursuant to vesting of restricted share units | shares																		624,250	624,250
Amount reallocated from reserves to share capital in connection with vesting of restricted share units																			$ 1,750,792
Number of other equity instruments vested | Share												43,200				802,650	802,650	624,250	624,250
Amount reallocated from reserves to share capital in connection with exercise of options																	$ 2,600,000
Number of stock options granted | Share	16,000	241,976			1,200,000	16,000						1,425,280
Weighted average exercise price, granted | $ / shares	$ 4.84	$ 5.56			$ 3.1	$ 2.62						$ 5.66
Shares reserved for issuance under restricted share unit plan, maximum percentage of total issued and outstanding shares																10.00%	10.00%
Maximum percentage of yearly shares issuable to any one optionee under restricted share unit plan																5.00%	5.00%
Maximum number of shares authorized in share-based arrangment | shares																	2,000,000
Share-based compensation																	$ 3,500,000		$ 5,100,000
2021 Special Warrants [Member] | Underwriters [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Warrants exercised weighted average exercise price | $ / shares							$ 30
Number of special warrants issued | shares															3,834,100
Special warrants exercised weighted average exercise price | $ / shares															$ 30
Gross proceeds from special warrants issued															$ 115
Description Of Warrant Is Exercise							Each Warrant is exercisable for one share on or before May 30, 2024
September 15, 2024 [Member] | Titan.io [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants issued | shares														106,677
Warrants exercised weighted average exercise price | $ / shares														$ 30
Description Of Warrant Is Exercise														Each Warrant is exercisable for one share on or before September 15, 2024,
December 28, 2026 [Member] | 2023 Special Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Warrants exercised weighted average exercise price | $ / shares									$ 6
Number of special warrants issued | shares									5,750,000
Special warrants exercised weighted average exercise price | $ / shares									$ 5
Gross proceeds from special warrants issued									$ 28,750,000
December 28, 2026 [Member] | Broker Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants issued | shares																345,000	345,000
Warrants exercised weighted average exercise price | $ / shares																$ 5
Warrants expected life																3 years	3 years
Fair value of warrants																	$ 1,280,000
Warrants risk free interest rate																3.51%	3.51%
Warrants expected volatility																100.00%	100.00%
Warrants forfeiture rate																0.00%	0.00%
Warrants expected dividend																0.00%	0.00%
Amount of cash consideration of services																	$ 1,725,000
Amount of professional and other fees																	$ 257
Description Of Warrant Is Exercise																Each broker warrant entitles the holder to acquire one common share of the Company at an exercise price of C$5.00 per broker warrant until December 28, 2026.	Each broker warrant entitles the holder to acquire one common share of the Company at an exercise price of C$5.00 per broker warrant until December 28, 2026.